Borrowings - Schedule of Short-Term Borrowings (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings	$ 827,918	$ 493,054
Short-term loans from related parties [Member]
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings	178,124	90,024
Short-term loans from third-party individuals [Member]
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings	$ 649,794	$ 403,030